Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

NOTE 10 – SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following as of December 31, 2023 and 2022:

	As of Dececmber 31
	2023	2022
Short-term borrowings from financial institutions	$70,424	$4,777,301
Government loan	-	1,449,864
Total	$70,424	$6,227,165

Short-term borrowings from financial institutions consisted of the following on December 31, 2023:

Bank Name	Amount – RMB	Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank	500,000	70,424	2023.07.10	2024.07.10	4.00%

Short-term borrowings from financial institutions consisted of the following on December 31, 2022:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Longwan Rural Commercial Bank		1,200,000	173,984	2022.06.15	2023.06.14	9.60%
Longwan Rural Commercial Bank		1,750,000	253,725	2022.06.15	2023.06.14	9.60%
Minsheng Bank		10,000,000	1,449,864	2022.08.02	2023.02.02	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.09	2023.08.09	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.16	2023.08.15	4.10%
Total	RMB	32,950,000	$4,777,301

The Company’s short-term bank borrowings are guaranteed by the Company’s major shareholders, their immediate family members, and related companies. For the years ended December 31, 2023, 2022 and 2021, interest expenses on short-term borrowings from financial institutions amounted to $165,247, $192,198 and $139,764, respectively.

For the years ended December 31, 2023, 2022 and 2021, the imputed interest expense recorded by the Company on the government loan was $77,732, $54,614 and $59,657, respectively.